Investment properties - Amounts recognised in income statement and future aggregate minimum lease receipts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment properties
Rental income	¥ 851	¥ 1,401	¥ 1,380
Future aggregate minimum lease receipts under non cancellable operating leases		5,131	7,954
Within 1 year
Investment properties
Future aggregate minimum lease receipts under non cancellable operating leases		1,310	2,823
Later than 1 year and not later than 5 years
Investment properties
Future aggregate minimum lease receipts under non cancellable operating leases		¥ 3,821	¥ 5,131